Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 51,954	$ 46,944
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	33,716	28,839
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,238	18,105
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	51,645	46,756
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	33,511	28,651
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 18,134	$ 18,105
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	3.00%
Weighted average time for which rate is fixed Years	13 years	14 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	8.00%	6.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 309	$ 188
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	205	188
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 104	$ 0
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	7 years	8 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	10.00%	0.00%